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                       SUPPLEMENT DATED MARCH 4, 2019 TO

             PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED) FOR

          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                     (LCL2)

                                    ISSUED BY

                       METROPOLITAN LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              SEPARATE ACCOUNT 13S

This supplement updates certain information contained in your prospectus dated November 3, 2003 (as supplemented) for the individual flexible premium variable life insurance policies referenced above issued by Metropolitan Life Insurance Company. Please read this supplement carefully and keep it with your prospectus (as supplemented) for future reference.

As of March 4, 2019, the following Investment Division ("Division") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus (as supplemented) to the Division listed below are deleted.

Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares